Treasury Risk Management - Summary of Derivatives Used to Hedge (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [Line Items]
Financial assets	€ 4,762	€ 4,654
Foreign exchange derivatives including cross currency swaps [member] | Hedges of Net Investment in Foreign Operations [member]
Disclosure of detailed information about hedges [Line Items]
Financial assets	€ (103)	€ 174